Note 20 - Income Taxes - Income Tax Benefit (Expense) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current income tax benefit (expense)	€ (572)	€ (767)	€ (133)
Deferred income tax (expense) benefit	(65)	(23)	18
Income tax (expense) credit	(602)	(759)	(116)
FRANCE
Current income tax benefit (expense)	(323)	(712)	(124)
Deferred income tax (expense) benefit	(2)	(4)	(4)
UNKNOWN COUNTRY
Current income tax benefit (expense)	(249)	(55)	(10)
Deferred income tax (expense) benefit	€ (30)	€ 11	€ 22